UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     October 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $524,648 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AE0      451   571000 PRN      SOLE                   571000        0        0
AMGEN INC                      NOTE 3/0         031162AL4      790  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    54216   946010 SH       SOLE                   946010        0        0
CAPITALSOURCE INC              COM              14055X102       93    15150 SH       SOLE                    15150        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     4473  4385000 PRN      SOLE                  4385000        0        0
CARDINAL HEALTH INC            COM              14149Y108    29018   692882 SH       SOLE                   692882        0        0
CLOROX CO DEL                  COM              189054109    31441   474002 SH       SOLE                   474002        0        0
COMCAST CORP NEW               CL A             20030N101    23855  1140292 SH       SOLE                  1140292        0        0
ECOLAB INC                     COM              278865100    44466   909510 SH       SOLE                   909510        0        0
EXPEDITORS INTL WASH INC       COM              302130109    22233   548273 SH       SOLE                   548273        0        0
MICROSOFT CORP                 COM              594918104    49282  1979970 SH       SOLE                  1979970        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1119    32000 SH       SOLE                    32000        0        0
NEKTAR THERAPEUTICS            COM              640268108      107    22000 SH       SOLE                    22000        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1811  1825000 PRN      SOLE                  1825000        0        0
NIKE INC                       CL B             654106103    71655   837977 SH       SOLE                   837977        0        0
PAYCHEX INC                    COM              704326107    54718  2075025 SH       SOLE                  2075025        0        0
PROGRESSIVE CORP OHIO          COM              743315103    51859  2919999 SH       SOLE                  2919999        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      364    18700 SH       SOLE                    18700        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      781    24300 SH       SOLE                    24300        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    15772   249746 SH       SOLE                   249746        0        0
US BANCORP DEL                 COM NEW          902973304      227     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    19282   255422 SH       SOLE                   255422        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      462    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    46173  1914310 SH       SOLE                  1914310        0        0